Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information
Segment Information
We have three reportable segments. These segments include our Health Plans and Molina Medicaid Solutions segments, which comprise the vast majority of our operations, and our Other segment. As of December 31, 2015, we changed our reporting structure as a result of the Pathways acquisition in November 2015, which is reported in Other.
Our reportable segments are consistent with how we currently manage the business and view the markets we serve. The Health Plans segment consists of our health plans and our direct delivery business. Our health plans are operating segments that have been aggregated for reporting purposes because they share similar economic characteristics. The Molina Medicaid Solutions segment provides Medicaid management information system (MMIS) design, development, and implementation; business process outsourcing solutions; hosting services; and information technology support services to state Medicaid agencies. Our Other segment includes other businesses, such as our Pathways behavioral health and social services provider, that do not meet the quantitative thresholds for a reportable segment as defined by GAAP, as well as corporate amounts not allocated to other reportable segments.
Gross margin is the appropriate earnings measure for our reportable segments, based on how our chief operating decision maker currently reviews results, assesses performance, and allocates resources.
Gross margin for our Health Plans segment is referred to as "Medical margin," and for our Molina Medicaid Solutions and Other segments, as "Service margin." Medical margin represents the amount earned by the Health Plans segment after medical costs are deducted from premium revenue. The medical care ratio represents the amount of medical care costs as a percentage of premium revenue, and is one of the key metrics used to assess the performance of the Health Plans segment. Therefore, the underlying medical margin is the most important measure of earnings reviewed by the chief operating decision maker. The service margin is equal to service revenue minus cost of service revenue.

	Health Plans	Molina Medicaid Solutions	Other	Consolidated

	(In millions)
Three Months Ended June 30, 2016
Total revenue (1)	$4,223	$46	$90	$4,359
Gross margin	435	5	14	454

Six Months Ended June 30, 2016
Total revenue (1)	$8,424	$98	$180	$8,702
Gross margin	842	11	21	874

Three Months Ended June 30, 2015
Total revenue (1)	$3,477	$47	$1	$3,525
Gross margin	375	14	—	389

Six Months Ended June 30, 2015
Total revenue (1)	$6,593	$99	$4	$6,696
Gross margin	710	30	—	740

Total Assets
June 30, 2016	$5,521	$252	$1,429	$7,202
December 31, 2015	4,707	213	1,656	6,576

______________________

(1)	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
The following table reconciles gross margin by segment to consolidated income before income tax expense:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	(In millions)
Gross margin:
Health Plans	$435	$375	$842	$710
Molina Medicaid Solutions	5	14	11	30
Other	14	—	21	—
Total gross margin	454	389	874	740
Add: other operating revenues (1)	195	174	403	322
Less: other operating expenses (2)	(544)	(447)	(1,083)	(864)
Operating income	105	116	194	198
Other expenses, net	(25)	(15)	(50)	(30)
Income before income tax expense	$80	$101	$144	$168
______________________

(1)	Other operating revenues include premium tax revenue, health insurer fee revenue, investment income and other revenue.

(2)	Other operating expenses include general and administrative expenses, premium tax expenses, health insurer fee expenses and depreciation and amortization.

Segment Information
We have three reportable segments. These segments include our Health Plans and Molina Medicaid Solutions segments, which comprise the vast majority of our operations, and our Other segment. As of December 31, 2015, we changed our reporting structure as a result of the Pathways acquisition in November 2015, which is reported in Other.
Our reportable segments are consistent with how we currently manage the business and view the markets we serve. The Health Plans segment consists of our health plans and our direct delivery business. Our health plans represent operating segments that have been aggregated for reporting purposes because they share similar economic characteristics. The Molina Medicaid Solutions segment provides MMIS design, development, implementation; business process outsourcing solutions; hosting services; and information technology support services to state Medicaid agencies. Our Other segment includes other businesses, such as our Pathways behavioral health and social services provider, that do not meet the quantitative thresholds for a reportable segment as defined by U.S. generally accepted accounting principles (GAAP), as well as corporate amounts not allocated to other reportable segments.
The following table presents gross margin as the appropriate earnings measure for our reportable segments, based on how our chief operating decision maker currently reviews results, assesses performance, and allocates resources.
Gross margin for our Health Plans segment is referred to as "Medical margin," and for our Molina Medicaid Solutions and Other segments, as "Service margin." Medical margin represents the actual dollars earned by the Health Plans segment after medical costs are deducted from premium revenue. The medical care ratio represents the amount of medical care costs as a percentage of premium revenue. One of the key metrics used to assess the performance of the Health Plans segment is the medical care ratio; therefore, the underlying medical margin is the most important measure of earnings reviewed by the chief operating decision maker. The service margin is equal to service revenue minus cost of service revenue. We previously reported our segment results to the operating income level, where we reported the cost of all centralized services within our most significant segment, the Health Plans segment.
The accounting policies of the segments are the same as those described in Note 2, "Significant Accounting Policies."

	Health Plans	Molina Medicaid Solutions	Other	Consolidated

	(In millions)
2015
Total revenue (1)	$13,917	$195	$66	$14,178
Gross margin	1,447	55	5	1,507
Depreciation and amortization (2)	95	25	6	126
Goodwill, and intangible assets, net	393	73	175	641
Total assets	4,707	213	1,656	6,576

2014
Total revenue (1)	9,449	210	8	9,667
Gross margin	947	53	—	1,000
Depreciation and amortization (2)	83	46	5	134
Goodwill, and intangible assets, net	286	75	—	361
Total assets	3,355	185	895	4,435

2013
Total revenue (1)	6,376	205	8	6,589
Gross margin	799	44	—	843
Depreciation and amortization (2)	60	28	6	94
Goodwill, and intangible assets, net	249	81	—	330
Total assets	1,921	176	891	2,988
______________________

(1)	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.

(2)	Depreciation and amortization reported in accompanying consolidated statements of cash flows.

The following table reconciles gross margin by segment to consolidated income from continuing operations before income tax expense:

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Gross margin:
Health Plans	$1,447	$947	$799
Molina Medicaid Solutions	55	53	44
Other	5	—	—
Other operating revenues (1)	684	434	205
Other operating expenses (2)	1,804	1,241	911
Operating income	387	193	137
Other expenses, net	65	58	56
Income from continuing operations before income tax expense	$322	$135	$81
______________________

(1)	Other operating revenues include premium tax revenue, health insurer fee revenue, investment income and other revenue.

(2)	Other operating expenses include general and administrative expenses, premium tax expenses, health insurer fee expenses and depreciation and amortization.